RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended
Oct. 31, 2016 USD ($) shares
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 5,900
Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares	20,000,000
Proceeds from Related Party Debt	$ 5,900